Short term loans	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Short term loans

11.	Short term loans

On May 16, 2022, the Company acquired the assets and liabilities of Sustainable Energy Jamestown (“SEJ”), including a Vendor Take Back (‘VTB”) note relating to the purchase of the property by SEJ. The secured VTB had a two-year term with repayment starting on July 1, 2022, and expiring on December 18, 2024, and carried interest at 2% per annum. The VTB note was secured against the real estate property that was acquired as part of the SEJ transaction. On October 1, 2024, the VTB was further extended to December 18, 2024.

The company paid back the VTB liability along with interest in the month of December 2024.

	September 30, 2025	September 30, 2024
Vendor take back	—	1,630

The VTB continuity is as follows:

Opening balance as at September 30, 2023 (Short term: $673. Long term: $3,457)	4,130
Repaid in year	(750)
Interest accretion	77
Closing balance as at September 30, 2023 (Short term: $3,457. Long term: $nil)	3,457
Repaid in year	(1,879)
Interest accretion	52
Closing balance as at September 30, 2024 (Short term: $1,630 Long term: $nil)	1,630
Interest accretion	16
Repaid in year	(1,646)
Closing balance as at September 30, 2025	—